Net debt - Schedule of Current Assets, Short and Long Term Borrowings (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	£ 3,870	£ 2,936	£ 3,723
Total current assets	16,997	18,644
Short-term borrowings:
Commercial paper	0	(815)
Bank loans, overdrafts and other	(762)	(191)
Lease liabilities	(168)	(156)
Short-term borrowings	(2,349)	(2,813)
Long-term borrowings:
Long-term borrowings	(14,637)	(15,205)
Lease liabilities	(934)	(1,051)
Net debt	£ (13,095)	(15,040)	£ (17,197)	£ (19,838)
3.000% US$ US Medium Term Note 2024
Short-term borrowings:
Borrowings, interest rate	3.00%
1.375% € Euro Medium Term Note 2024
Short-term borrowings:
Borrowings, interest rate	1.375%
4.000% € Euro Medium Term Note 2025
Short-term borrowings:
Borrowings, interest rate	4.00%
3.625% US$ US Medium Term Note 2025
Short-term borrowings:
Borrowings, interest rate	3.625%
1.000% € Euro Medium Term Note 2026
Short-term borrowings:
Borrowings, interest rate	1.00%
1.250% € Euro Medium Term Note 2026
Short-term borrowings:
Borrowings, interest rate	1.25%
3.000% € Euro Medium Term Note 2027
Short-term borrowings:
Borrowings, interest rate	3.00%
3.375% £ Euro Medium Term Note 2027
Short-term borrowings:
Borrowings, interest rate	3.375%
3.875% US$ US Medium Term Note 2028
Short-term borrowings:
Borrowings, interest rate	3.875%
0.883% ¥ Euro Medium Term Note 2028
Short-term borrowings:
Borrowings, interest rate	0.883%
1.250% £ Euro Medium Term Note 2028
Short-term borrowings:
Borrowings, interest rate	1.25%
3.375% US$ US Medium Term Note 2029
Short-term borrowings:
Borrowings, interest rate	3.375%
1.375% € Euro Medium Term Note 2029
Short-term borrowings:
Borrowings, interest rate	1.375%
1.750% € Euro Medium Term Note 2030
Short-term borrowings:
Borrowings, interest rate	1.75%
2.875% € Euro Medium Term Note 2031
Short-term borrowings:
Borrowings, interest rate	2.875%
3.125% € Euro Medium Term Note 2032
Short-term borrowings:
Borrowings, interest rate	3.125%
5.250% £ Euro Medium Term Note 2033
Short-term borrowings:
Borrowings, interest rate	5.25%
5.375% US$ US Medium Term Note 2034
Short-term borrowings:
Borrowings, interest rate	5.375%
1.625% £ Euro Medium Term Note 2035
Short-term borrowings:
Borrowings, interest rate	1.625%
3.250% € Euro Medium Term Note 2036
Short-term borrowings:
Borrowings, interest rate	3.25%
6.375% US$ US Medium Note 2038
Short-term borrowings:
Borrowings, interest rate	6.375%
6.375% £ Euro Medium Term Note 2039
Short-term borrowings:
Borrowings, interest rate	6.375%
5.250% £ Euro Medium Term Note 2042
Short-term borrowings:
Borrowings, interest rate	5.25%
4.200% US$ US Medium Term Note 2043
Short-term borrowings:
Borrowings, interest rate	4.20%
4.250% £ Euro Medium Term Note 2045
Short-term borrowings:
Borrowings, interest rate	4.25%
Other long-term borrowings
Long-term borrowings:
Long-term borrowings	£ (2)	(1)
New York Stock Exchange | 3.000% US$ US Medium Term Note 2024
Short-term borrowings:
Short-term borrowings	0	(784)
New York Stock Exchange | 3.625% US$ US Medium Term Note 2025
Short-term borrowings:
Short-term borrowings	(797)	0
Long-term borrowings:
Long-term borrowings	0	(783)
New York Stock Exchange | 3.875% US$ US Medium Term Note 2028
Long-term borrowings:
Long-term borrowings	(1,393)	(1,370)
New York Stock Exchange | 3.375% US$ US Medium Term Note 2029
Long-term borrowings:
Long-term borrowings	(792)	(778)
New York Stock Exchange | 6.375% US$ US Medium Note 2038
Long-term borrowings:
Long-term borrowings	(2,176)	(2,139)
New York Stock Exchange | 4.200% US$ US Medium Term Note 2043
Long-term borrowings:
Long-term borrowings	(392)	(385)
London Stock Exchange | 1.375% € Euro Medium Term Note 2024
Short-term borrowings:
Short-term borrowings	0	(867)
London Stock Exchange | 4.000% € Euro Medium Term Note 2025
Short-term borrowings:
Short-term borrowings	(622)	0
Long-term borrowings:
Long-term borrowings	0	(650)
London Stock Exchange | 1.000% € Euro Medium Term Note 2026
Long-term borrowings:
Long-term borrowings	(581)	(608)
London Stock Exchange | 1.250% € Euro Medium Term Note 2026
Long-term borrowings:
Long-term borrowings	(829)	(867)
London Stock Exchange | 3.000% € Euro Medium Term Note 2027
Long-term borrowings:
Long-term borrowings	(414)	(434)
London Stock Exchange | 3.375% £ Euro Medium Term Note 2027
Long-term borrowings:
Long-term borrowings	(307)	(306)
London Stock Exchange | 0.883% ¥ Euro Medium Term Note 2028
Long-term borrowings:
Long-term borrowings	(216)	(235)
London Stock Exchange | 1.250% £ Euro Medium Term Note 2028
Long-term borrowings:
Long-term borrowings	(746)	(745)
London Stock Exchange | 1.375% € Euro Medium Term Note 2029
Long-term borrowings:
Long-term borrowings	(414)	(433)
London Stock Exchange | 1.750% € Euro Medium Term Note 2030
Long-term borrowings:
Long-term borrowings	(621)	(650)
London Stock Exchange | 2.875% € Euro Medium Term Note 2031
Long-term borrowings:
Long-term borrowings	(576)	0
London Stock Exchange | 3.125% € Euro Medium Term Note 2032
Long-term borrowings:
Long-term borrowings	(577)	(604)
London Stock Exchange | 5.250% £ Euro Medium Term Note 2033
Long-term borrowings:
Long-term borrowings	(567)	(566)
London Stock Exchange | 5.375% US$ US Medium Term Note 2034
Long-term borrowings:
Long-term borrowings	(396)	(390)
London Stock Exchange | 1.625% £ Euro Medium Term Note 2035
Long-term borrowings:
Long-term borrowings	(745)	(745)
London Stock Exchange | 3.250% € Euro Medium Term Note 2036
Long-term borrowings:
Long-term borrowings	(494)	0
London Stock Exchange | 6.375% £ Euro Medium Term Note 2039
Long-term borrowings:
Long-term borrowings	(627)	(627)
London Stock Exchange | 5.250% £ Euro Medium Term Note 2042
Long-term borrowings:
Long-term borrowings	(472)	(472)
London Stock Exchange | 4.250% £ Euro Medium Term Note 2045
Long-term borrowings:
Long-term borrowings	(366)	(366)
Net debt
Current assets:
Liquid investments	21	42
Cash and cash equivalents	3,870	2,936
Total current assets	£ 3,891	£ 2,978